Document and Entity Information Document	Jun. 01, 2021
Document Information [Line Items]
Document Period End Date	Jun. 01, 2021
Entity File Number	001-34028
Document Type	8-K
Entity Address, Address Line One	1 Water Street
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08102-1658
City Area Code	856
Local Phone Number	955-4001
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AWK
Security Exchange Name	NYSE
Entity Registrant Name	American Water Works Company, Inc.
Document Type	8-K
Document Period End Date	Jun. 01, 2021
Entity File Number	001-34028
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0063696
Entity Address, Address Line One	1 Water Street
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08102-1658
City Area Code	856
Local Phone Number	955-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001410636
Amendment Flag	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AWK
Security Exchange Name	NYSE